EXPENSES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finance costs
Interest on senior unsecured notes	$ 53.2	$ 54.4
Interest on Credit Facility	9.0	5.9
Accretion expense on decommissioning obligations (Note 17)	2.0	1.0
Gain on modification of long-term debt	0.0	(3.3)
Other finance costs	4.8	6.1
Interest expense	69.0	64.1
Less: amounts included in cost of qualifying assets	0.0	(51.3)
Total finance costs	69.0	12.8
Finance income
Interest income	$ 1.5	$ 1.1